Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2023
VIP FundsManager 70% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.65%)
Past 5 years	4.95%
Past 10 years	7.44%
VIP FundsManager 70% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	4.79%
Past 10 years	7.28%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0902
Average Annual Return:
Past 1 year	(15.83%)
Past 5 years	4.92%
Past 10 years	7.35%